COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 18, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 27, 2016
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals		$ 2,410
Operating Leases, Rent Expense		6,027	$ 5,784	$ 5,930
Purchase Obligation		$ 18,516
Lease Agreement Expiration Period		2024
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received		100.00%
Increased Rate Of Royalties Payable As Percentage On Sales		1.00%
Accrued Royalties					$ 999
Operating Leases, Rent Expense, Sublease Rentals		$ 1,183	801	$ 960
Increase (Decrease) in Royalties Payable		720
Subsequent Event [Member]
Loss Contingency, Damages Sought, Value	$ 100
Royalty Agreement Terms [Member]
Contractual Obligation		58,155	52,717
Accumulated Royalties		$ 8,350	$ 6,186
Product Manufacturing in Israel [Member] | Minimum [Member]
Rate Of Royalties Payable As Percentage On Sales		1.30%
Product Manufacturing in Israel [Member] | Maximum [Member]
Rate Of Royalties Payable As Percentage On Sales		4.50%
Product Manufacturing, Outside of Israel [Member]
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received		300.00%
Lease Agreements [Member]
Approximate Amount of Lien by Lessor		$ 1,644